Segment, Product and Geographic Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 691,789	$ 840,542	$ 770,739
Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	243,409	278,664	276,896
Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	41,601	37,993	27,339
INX and its Affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	126,953	145,015	159,103
INX and its Affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	19,256	19,537	14,873
Customer A And Its Affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	116,456	133,649	117,793
Customer A And Its Affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 22,345	$ 18,456	$ 12,466